Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	875,000	883,274
Apidos CLO XI(a),(b),(c)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	3.819%	1,925,000	1,925,000
Apidos CLO XX(a),(c)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.422%	2,400,000	2,385,622
Apidos CLO XXVIII(a),(c)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.428%	900,000	874,565
ARES XLVII CLO Ltd.(a),(c)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.753%	550,000	542,439
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	950,000	962,380
Series 2019-B Class A
10/15/2026	2.720%	775,000	775,499
Series 2019-B Class B
10/15/2026	3.150%	1,375,000	1,377,096
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	800,000	806,531
Series 2018-2A Class A
03/20/2025	4.000%	3,075,000	3,274,418
Barings CLO Ltd.(a),(c)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.003%	3,450,000	3,427,365
Carbone CLO Ltd.(a),(c)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.418%	1,850,000	1,841,211
Carlyle US CLO Ltd.(a),(c)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.728%	3,425,000	3,399,847
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	951,251
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	151,705	152,260
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	1,000,000	995,799
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	1,091,273	1,096,949
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	1,500,000	1,517,657
Series 2019-2 Class C
06/16/2025	3.420%	1,000,000	1,021,249
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	1,750,000	1,799,908
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	1,125,000	1,154,654
Dryden 33 Senior Loan Fund(a),(c)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.533%	460,000	460,095
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	4.053%	550,000	549,727
Dryden 41 Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.273%	2,100,000	2,081,295
Dryden 42 Senior Loan Fund(a),(c)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.853%	950,000	936,753
Dryden 55 CLO Ltd.(a),(c)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.323%	1,300,000	1,292,054
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	800,000	812,978
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,610,229
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	1,025,000	1,036,951
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	1,300,000	1,321,612
Foundation Finance Trust(a),(b),(d)
Series 2019-1A Class A
11/15/2034	3.860%	920,326	923,087
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	189,723	188,942
Series 2018-AA Class A
02/25/2032	3.540%	545,036	564,086
Series 2019-AA Class A
07/25/2033	2.340%	1,225,902	1,223,443
Jay Park CLO Ltd.(a),(c)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.728%	4,075,000	4,053,207
Madison Park Funding XXXIII Ltd.(a),(c),(e)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.600%	3,600,000	3,600,000
Magnetite XII Ltd.(a),(c)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.403%	2,150,000	2,143,406
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	488,000	488,419
Series 2018-2A Class B
07/17/2028	3.610%	702,000	707,191
Series 2018-4A Class A
12/15/2028	3.710%	649,306	655,338
Series 2019-1A Class A
04/16/2029	3.440%	589,510	594,681
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,738,318
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	737,330
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	127,610	127,618
Series 2016-1A Class A
12/20/2033	2.250%	306,600	304,950
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	68,060	68,159
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Series 2018-1A Class A2
02/15/2023	3.220%	1,325,000	1,341,817
Octagon Investment Partners 39 Ltd.(a),(c)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.128%	3,525,000	3,490,272
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class AT1
08/15/2050	2.514%	275,000	275,680
Series 2019-T1 Class DT1
08/15/2050	3.107%	150,000	150,370
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	426,508	428,540
Series 2019-2A Class B
09/15/2025	3.690%	975,000	980,462
Series 2019-3A Class B
07/15/2025	3.590%	1,000,000	1,006,607
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	296,016	295,823
Series 2018-2A Class A
06/20/2035	3.500%	501,570	511,833
Series 2018-3A Class A
09/20/2035	3.690%	352,582	359,756
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	290,358	290,533
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	440,572
Series 2019-1 Class B
02/25/2028	3.450%	800,000	819,361
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	525,000	523,662
Voya CLO Ltd.(a),(c)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	4.048%	750,000	746,588
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	711,581	735,187

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	1,200,000	1,217,718
Total Asset-Backed Securities — Non-Agency (Cost $72,602,159)			72,999,624

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	370,869	371,186
CMO Series 2014-64 Class A
02/16/2045	2.200%	228,010	227,228
CMO Series 2014-67 Class AE
05/16/2039	2.150%	215,956	216,723
Total Commercial Mortgage-Backed Securities - Agency (Cost $831,521)			815,137

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,191,766	1,256,983
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,322,430	1,393,393
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,217,989	1,274,552
Series 2015-SFR2 Class A
10/17/2045	3.732%	722,502	769,001
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	106,324	107,407
Ashford Hospitality Trust(a),(c)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.478%	1,300,000	1,302,423
BBCMS Trust(a),(c)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.278%	1,150,000	1,151,073
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.528%	625,000	625,217
BHMS Mortgage Trust(a),(c)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.278%	2,375,000	2,375,014
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(c)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.128%	1,158,286	1,157,565
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	221,884	226,229
Home Partners of America Trust(a),(c)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	2.957%	1,413,151	1,409,231
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,125,000	1,129,225
Invitation Homes Trust(a),(c)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.057%	2,599,658	2,597,595
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.125%	1,501,605	1,507,407
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	566,218	580,240
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	397,746	404,770
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	979,822
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,697,675	3,801,964
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	680,056
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	743,434
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,120,303
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,018,025
Progress Residential Trust(a),(e)
Series 2019-SFR4 Class C
11/17/2036	3.036%	2,850,000	2,859,818

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL(a),(c)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	3.178%	628,565	628,961
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,451,185
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	925,935	923,576
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,536,942
Series 2012-C9 Class ASB
11/15/2045	2.445%	584,279	585,474
Series 2013-C15 Class A3
08/15/2046	3.881%	843,528	889,969
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $36,108,129)			36,486,854

Common Stocks 60.0%
Issuer	Shares	Value ($)
Communication Services 8.5%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	363,090	13,739,325
Verizon Communications, Inc.	156,530	9,448,151
Total		23,187,476
Entertainment 1.1%
Activision Blizzard, Inc.	161,945	8,570,130
Electronic Arts, Inc.(f)	37,970	3,714,225
Total		12,284,355
Interactive Media & Services 3.2%
Alphabet, Inc., Class A(f)	9,254	11,300,430
Alphabet, Inc., Class C(f)	12,193	14,863,267
Facebook, Inc., Class A(f)	49,230	8,766,878
Total		34,930,575
Media 1.7%
Comcast Corp., Class A	420,754	18,967,590
Wireless Telecommunication Services 0.4%
T-Mobile U.S.A., Inc.(f)	47,045	3,705,735
Total Communication Services		93,075,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 5.4%
Hotels, Restaurants & Leisure 1.3%
Aramark	116,411	5,073,191
McDonald’s Corp.	40,905	8,782,713
Total		13,855,904
Household Durables 0.4%
D.R. Horton, Inc.	88,965	4,689,345
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(f)	11,665	20,249,390
eBay, Inc.	213,330	8,315,604
Total		28,564,994
Specialty Retail 1.1%
Lowe’s Companies, Inc.	110,519	12,152,669
Total Consumer Discretionary		59,262,912
Consumer Staples 3.5%
Food & Staples Retailing 0.3%
Sysco Corp.	35,170	2,792,498
Food Products 1.6%
ConAgra Foods, Inc.	232,108	7,121,073
Mondelez International, Inc., Class A	191,310	10,583,269
Total		17,704,342
Household Products 0.5%
Colgate-Palmolive Co.	75,400	5,542,654
Tobacco 1.1%
Philip Morris International, Inc.	166,475	12,640,447
Total Consumer Staples		38,679,941
Energy 3.2%
Energy Equipment & Services 0.3%
Schlumberger Ltd.	82,510	2,819,367
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	193,544	5,154,077
Chevron Corp.	133,001	15,773,918
EOG Resources, Inc.	105,878	7,858,265
Valero Energy Corp.	32,470	2,767,743
Total		31,554,003
Total Energy		34,373,370

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.6%
Banks 3.8%
Citigroup, Inc.	261,819	18,086,457
JPMorgan Chase & Co.	170,080	20,016,715
Wells Fargo & Co.	72,810	3,672,536
Total		41,775,708
Capital Markets 1.6%
BlackRock, Inc.	15,158	6,755,011
Morgan Stanley	245,980	10,495,967
Total		17,250,978
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B(f)	128,703	26,772,798
Insurance 0.7%
Aon PLC	42,114	8,152,007
Total Financials		93,951,491
Health Care 7.3%
Biotechnology 0.3%
Alexion Pharmaceuticals, Inc.(f)	25,490	2,496,491
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	65,639	5,492,015
Baxter International, Inc.	54,205	4,741,311
Becton Dickinson and Co.	26,785	6,775,533
Dentsply Sirona, Inc.	111,260	5,931,271
Medtronic PLC	182,391	19,811,311
Total		42,751,441
Health Care Providers & Services 0.8%
Anthem, Inc.	17,673	4,243,287
Cigna Corp.	31,745	4,818,574
Total		9,061,861
Pharmaceuticals 2.3%
Allergan PLC	32,385	5,450,072
Johnson & Johnson	98,241	12,710,420
Pfizer, Inc.	195,242	7,015,045
Total		25,175,537
Total Health Care		79,485,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 4.0%
Aerospace & Defense 2.0%
L3 Harris Technologies, Inc.	27,320	5,700,045
Northrop Grumman Corp.	37,165	13,929,071
Spirit AeroSystems Holdings, Inc., Class A	34,651	2,849,698
Total		22,478,814
Electrical Equipment 0.6%
Emerson Electric Co.	92,620	6,192,573
Industrial Conglomerates 1.3%
Honeywell International, Inc.	81,431	13,778,125
Machinery 0.1%
Caterpillar, Inc.	8,460	1,068,583
Total Industrials		43,518,095
Information Technology 15.6%
Communications Equipment 0.6%
Cisco Systems, Inc.	134,705	6,655,774
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	119,445	3,406,571
IT Services 4.6%
Fidelity National Information Services, Inc.	97,795	12,983,264
Fiserv, Inc.(f)	82,619	8,558,502
International Business Machines Corp.	63,550	9,241,441
MasterCard, Inc., Class A	70,061	19,026,466
Total		49,809,673
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	12,834	3,543,082
Intel Corp.	77,910	4,014,702
Lam Research Corp.	31,315	7,237,210
Marvell Technology Group Ltd.	116,045	2,897,644
NVIDIA Corp.	29,185	5,080,233
NXP Semiconductors NV	63,205	6,896,930
Total		29,669,801

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.9%
Adobe, Inc.(f)	27,505	7,598,256
Autodesk, Inc.(f)	15,630	2,308,551
CDK Global, Inc.	54,130	2,603,112
Microsoft Corp.	277,823	38,625,732
Palo Alto Networks, Inc.(f)	12,950	2,639,598
Total		53,775,249
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	122,532	27,443,492
Total Information Technology		170,760,560
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	15,305	3,395,567
Corteva, Inc.	136,847	3,831,716
DuPont de Nemours, Inc.	89,322	6,369,552
Mosaic Co. (The)	108,815	2,230,708
Sherwin-Williams Co. (The)	7,363	4,048,693
Total		19,876,236
Metals & Mining 0.7%
Newmont Goldcorp Corp.	184,095	6,980,882
Total Materials		26,857,118
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	41,519	9,181,097
Total Real Estate		9,181,097
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	74,615	6,990,679
Total Utilities		6,990,679
Total Common Stocks (Cost $517,707,673)		656,136,324
Corporate Bonds & Notes 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Bombardier, Inc.(a)
10/15/2022	6.000%	7,000	6,966
12/01/2024	7.500%	13,000	13,098
03/15/2025	7.500%	9,000	8,999
04/15/2027	7.875%	16,000	15,909
L3Harris Technologies, Inc.(a)
12/15/2026	3.850%	800,000	859,416
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	922,005
TransDigm, Inc.
07/15/2022	6.000%	11,000	11,159
05/15/2025	6.500%	96,000	99,983
03/15/2027	7.500%	29,000	31,481
TransDigm, Inc.(a)
03/15/2026	6.250%	76,000	81,612
Total			2,050,628
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	15,000	13,320
Ford Motor Credit Co. LLC
08/01/2026	4.542%	925,000	923,967
IAA Spinco, Inc.(a)
06/15/2027	5.500%	27,000	28,665
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	10,000	10,524
05/15/2027	8.500%	22,000	22,278
Total			998,754
Banking 1.2%
Ally Financial, Inc.
11/01/2031	8.000%	25,000	34,560
Bank of America Corp.(g)
12/20/2028	3.419%	1,750,000	1,825,729
Capital One Financial Corp.
03/09/2027	3.750%	1,275,000	1,338,246
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,300,000	1,418,373
Discover Bank
09/13/2028	4.650%	675,000	751,886
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	1,650,000	1,748,589
JPMorgan Chase & Co.(g)
04/23/2029	4.005%	1,850,000	2,021,536
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,322,593

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank NA
Subordinated
01/30/2023	2.950%	900,000	917,967
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	1,400,000	1,502,333
Total			12,881,812
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	40,000	39,760
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	44,000	45,370
05/15/2026	5.875%	30,000	31,532
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	61,000	63,077
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	48,000	47,071
Beacon Roofing Supply, Inc.(a),(e)
11/15/2026	4.500%	17,000	17,141
Core & Main LP(a)
08/15/2025	6.125%	32,000	32,047
James Hardie International Finance DAC(a)
01/15/2028	5.000%	28,000	29,062
Total			265,300
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	4,000	4,086
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	13,000	13,488
02/15/2026	5.750%	33,000	34,857
05/01/2027	5.125%	82,000	85,596
05/01/2027	5.875%	22,000	23,285
CCO Holdings LLC/Capital Corp.(a),(e)
03/01/2030	4.750%	35,000	35,559
Comcast Corp.
08/15/2035	4.400%	885,000	1,029,275
CSC Holdings LLC(a)
10/15/2025	6.625%	63,000	67,529
10/15/2025	10.875%	33,000	37,392
05/15/2026	5.500%	44,000	46,332
02/01/2028	5.375%	16,000	16,890
04/01/2028	7.500%	38,000	42,878
02/01/2029	6.500%	71,000	78,782
01/15/2030	5.750%	18,000	18,809
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
03/15/2023	5.000%	17,000	17,189
11/15/2024	5.875%	32,000	31,716
07/01/2026	7.750%	38,000	38,649
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	33,000	33,284
Quebecor Media, Inc.
01/15/2023	5.750%	20,000	21,756
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	9,270
02/15/2025	6.625%	25,000	25,185
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	13,000	13,491
04/15/2025	5.375%	49,000	50,889
Time Warner Cable LLC
05/01/2037	6.550%	775,000	926,854
Viasat, Inc.(a)
04/15/2027	5.625%	11,000	11,605
Virgin Media Finance PLC(a)
01/15/2025	5.750%	35,000	36,169
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	61,000	62,605
08/15/2026	5.500%	11,000	11,553
05/15/2029	5.500%	11,000	11,502
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	55,412
Ziggo BV(a)
01/15/2027	5.500%	46,000	48,160
Total			2,940,047
Chemicals 0.2%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	12,000	11,939
Angus Chemical Co.(a)
02/15/2023	8.750%	18,000	17,855
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	42,000	42,266
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	27,000	27,960
CF Industries, Inc.
03/15/2034	5.150%	9,000	9,406
03/15/2044	5.375%	3,000	3,025
Chemours Co. (The)
05/15/2023	6.625%	7,000	6,919
05/15/2025	7.000%	10,000	9,471
05/15/2027	5.375%	6,000	5,185
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	362,813

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DowDuPont, Inc.
11/15/2028	4.725%	650,000	742,583
INEOS Group Holdings SA(a)
08/01/2024	5.625%	31,000	31,941
LYB International Finance BV
03/15/2044	4.875%	350,000	382,196
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	67,000	70,078
PQ Corp.(a)
11/15/2022	6.750%	53,000	54,868
12/15/2025	5.750%	37,000	38,201
SPCM SA(a)
09/15/2025	4.875%	16,000	16,346
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	69,000	68,801
WR Grace & Co.(a)
10/01/2021	5.125%	27,000	28,085
Total			1,929,938
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	43,000	44,335
Herc Holdings, Inc.(a)
07/15/2027	5.500%	25,000	25,999
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	27,000	28,156
United Rentals North America, Inc.
09/15/2026	5.875%	36,000	38,389
12/15/2026	6.500%	43,000	46,884
Total			183,763
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2020	8.750%	12,000	11,858
12/01/2022	7.875%	47,000	46,746
09/01/2023	7.625%	13,000	11,577
APX Group, Inc.(a)
11/01/2024	8.500%	17,000	17,194
frontdoor, Inc.(a)
08/15/2026	6.750%	31,000	33,919
Uber Technologies, Inc.(a)
11/01/2023	7.500%	3,000	3,023
09/15/2027	7.500%	30,000	29,766
Total			154,083
Consumer Products 0.0%
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	34,000	37,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
12/31/2025	6.750%	22,000	22,990
Prestige Brands, Inc.(a)
12/15/2021	5.375%	30,000	30,154
03/01/2024	6.375%	22,000	22,939
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	13,000	13,427
Spectrum Brands, Inc.
12/15/2024	6.125%	35,000	36,313
Valvoline, Inc.
07/15/2024	5.500%	22,000	22,886
Total			186,559
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	7,000	7,383
CFX Escrow Corp.(a)
02/15/2024	6.000%	20,000	21,197
02/15/2026	6.375%	11,000	11,846
Gates Global LLC/Co.(a)
07/15/2022	6.000%	70,000	69,963
MTS Systems Corp.(a)
08/15/2027	5.750%	6,000	6,247
Resideo Funding, Inc.(a)
11/01/2026	6.125%	16,000	16,916
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	24,000	25,566
United Technologies Corp.
08/16/2025	3.950%	1,000,000	1,094,970
WESCO Distribution, Inc.
12/15/2021	5.375%	27,000	27,266
06/15/2024	5.375%	16,000	16,550
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	13,000	13,684
Total			1,311,588
Electric 0.9%
AES Corp. (The)
09/01/2027	5.125%	32,000	34,013
Calpine Corp.(a)
06/01/2026	5.250%	38,000	39,371
Clearway Energy Operating LLC
08/15/2024	5.375%	75,000	76,927
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	23,000	24,198
CMS Energy Corp.
03/01/2024	3.875%	715,000	753,708

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	651,228
Dominion Energy, Inc.
10/01/2025	3.900%	750,000	802,090
DTE Energy Co.
04/15/2033	6.375%	600,000	798,917
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	1,011,964
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	755,419
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,539
09/15/2027	4.500%	37,000	38,125
NRG Energy, Inc.
01/15/2027	6.625%	52,000	56,392
01/15/2028	5.750%	2,000	2,154
NRG Energy, Inc.(a)
06/15/2029	5.250%	19,000	20,427
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,165,000	1,235,973
Progress Energy, Inc.
03/01/2031	7.750%	850,000	1,210,822
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	669,500
Southern Co. (The)
07/01/2046	4.400%	1,000,000	1,111,710
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	27,000	27,660
01/31/2028	5.000%	17,000	17,759
Vistra Energy Corp.
11/01/2024	7.625%	12,000	12,526
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	10,474
02/15/2027	5.625%	32,000	33,708
07/31/2027	5.000%	24,000	24,733
WEC Energy Group, Inc.
06/15/2025	3.550%	850,000	904,245
Total			10,340,582
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	8,000	8,379
07/15/2029	5.125%	6,000	6,368
GFL Environmental, Inc.(a)
05/01/2022	5.625%	17,000	17,359
03/01/2023	5.375%	8,000	8,101
05/01/2027	8.500%	31,000	34,364
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hulk Finance Corp.(a)
06/01/2026	7.000%	5,000	5,271
Total			79,842
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,750,000	1,835,720
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	29,000	29,366
Navient Corp.
06/15/2022	6.500%	29,000	31,046
01/25/2023	5.500%	66,000	68,452
09/25/2023	7.250%	2,000	2,175
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	43,000	41,809
Quicken Loans, Inc.(a)
05/01/2025	5.750%	66,000	68,193
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	4,290
03/15/2024	6.125%	40,000	43,135
03/15/2025	6.875%	27,000	29,788
03/15/2026	7.125%	11,000	12,200
Total			2,166,174
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,575,000	1,866,536
B&G Foods, Inc.
06/01/2021	4.625%	52,000	52,012
04/01/2025	5.250%	34,000	34,820
09/15/2027	5.250%	21,000	21,464
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,106,669
Conagra Brands, Inc.
11/01/2048	5.400%	640,000	757,274
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	4,000	4,207
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	19,000	17,034
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	888,000	915,576
Performance Food Group, Inc.(a)
10/15/2027	5.500%	18,000	18,943
Post Holdings, Inc.(a)
08/15/2026	5.000%	72,000	74,717
03/01/2027	5.750%	54,000	57,274
12/15/2029	5.500%	22,000	22,965
Total			4,949,491

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	43,000	44,640
04/01/2026	6.375%	13,000	13,790
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	22,000	22,505
Eldorado Resorts, Inc.
08/01/2023	7.000%	22,000	23,026
04/01/2025	6.000%	40,000	42,251
International Game Technology PLC(a)
02/15/2022	6.250%	28,000	29,590
02/15/2025	6.500%	36,000	39,944
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	42,000	46,160
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	26,000	29,232
MGM Resorts International
12/15/2021	6.625%	25,000	27,108
03/15/2023	6.000%	15,000	16,549
Scientific Games International, Inc.(a)
10/15/2025	5.000%	39,000	40,291
03/15/2026	8.250%	31,000	32,888
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	23,000	24,387
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	27,000	28,333
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	10,000	10,479
Total			471,173
Health Care 0.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	37,000	38,646
AMN Healthcare, Inc.(a),(e)
10/01/2027	4.625%	5,000	5,041
Avantor, Inc.(a)
10/01/2025	9.000%	42,000	47,278
Becton Dickinson and Co.
06/06/2027	3.700%	832,000	880,783
Cardinal Health, Inc.
03/15/2043	4.600%	1,000,000	975,005
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	39,000	39,626
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	23,000	22,863
CVS Health Corp.
03/25/2048	5.050%	1,000,000	1,137,355
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.
07/15/2024	5.125%	11,000	11,196
Encompass Health Corp.
02/01/2028	4.500%	10,000	10,109
02/01/2030	4.750%	10,000	10,103
Express Scripts Holding Co.
07/15/2046	4.800%	800,000	899,793
HCA, Inc.
09/01/2028	5.625%	62,000	69,170
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	32,000	32,925
PAREXEL International Corp.(a)
09/01/2025	6.375%	7,000	6,477
Select Medical Corp.(a)
08/15/2026	6.250%	27,000	28,339
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	44,000	45,032
Tenet Healthcare Corp.
04/01/2022	8.125%	24,000	25,966
06/15/2023	6.750%	16,000	16,815
07/15/2024	4.625%	44,000	45,225
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	40,000	41,101
02/01/2027	6.250%	63,000	65,566
11/01/2027	5.125%	66,000	68,155
Total			4,522,569
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	800,000	863,843
Centene Corp.
02/15/2024	6.125%	26,000	27,091
Centene Corp.(a)
06/01/2026	5.375%	46,000	48,138
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	20,000	18,454
UnitedHealth Group, Inc.
01/15/2027	3.450%	575,000	611,761
WellCare Health Plans, Inc.
04/01/2025	5.250%	40,000	41,774
Total			1,611,061
Healthcare REIT 0.1%
Welltower, Inc.
01/15/2030	3.100%	825,000	826,769

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Lennar Corp.
04/30/2024	4.500%	17,000	17,930
11/15/2024	5.875%	32,000	35,486
06/01/2026	5.250%	19,000	20,578
Meritage Homes Corp.
06/01/2025	6.000%	22,000	24,353
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	17,000	18,477
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	30,000	32,087
03/01/2024	5.625%	14,000	14,897
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	11,000	11,744
Total			175,552
Independent Energy 0.3%
California Resources Corp.(a)
12/15/2022	8.000%	10,000	5,001
Callon Petroleum Co.
10/01/2024	6.125%	4,000	3,945
07/01/2026	6.375%	67,000	65,527
Canadian Natural Resources Ltd.
02/01/2025	3.900%	900,000	949,643
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	33,000	31,220
Centennial Resource Production LLC(a)
01/15/2026	5.375%	28,000	26,884
04/01/2027	6.875%	38,000	37,925
Chesapeake Energy Corp.
10/01/2026	7.500%	27,000	18,523
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	73,000	73,559
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	5,000	5,218
01/30/2028	5.750%	4,000	4,254
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	13,000	11,733
Jagged Peak Energy LLC
05/01/2026	5.875%	29,000	29,063
Matador Resources Co.
09/15/2026	5.875%	49,000	49,164
MEG Energy Corp.(a)
01/15/2025	6.500%	6,000	6,193
Noble Energy, Inc.
03/01/2041	6.000%	700,000	832,537
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/15/2036	6.450%	575,000	709,992
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	91,000	92,322
10/15/2027	5.625%	34,000	35,155
PDC Energy, Inc.
09/15/2024	6.125%	23,000	22,948
QEP Resources, Inc.
03/01/2026	5.625%	8,000	6,905
SM Energy Co.
09/15/2026	6.750%	38,000	33,313
01/15/2027	6.625%	6,000	5,174
WPX Energy, Inc.
06/01/2026	5.750%	60,000	61,586
10/15/2027	5.250%	24,000	24,214
Total			3,141,998
Integrated Energy 0.1%
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	754,849
Leisure 0.0%
Cedar Fair LP(a)
07/15/2029	5.250%	9,000	9,646
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	27,000	27,800
Cinemark U.S.A., Inc.
06/01/2023	4.875%	22,000	22,408
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	19,000	19,710
03/15/2026	5.625%	14,000	14,926
Viking Cruises Ltd.(a)
09/15/2027	5.875%	33,000	34,926
Total			129,416
Life Insurance 0.3%
American International Group, Inc.
07/10/2025	3.750%	1,050,000	1,109,851
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	917,894
MetLife Global Funding I(a)
12/18/2026	3.450%	575,000	616,836
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	946,074
Total			3,590,655
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a),(e)
01/15/2028	4.750%	6,000	6,062

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.1%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	60,000	65,961
08/15/2027	5.125%	35,000	36,552
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	23,000	23,867
08/15/2027	6.625%	17,000	17,633
Discovery Communications LLC
06/01/2040	6.350%	250,000	303,901
iHeartCommunications, Inc.
05/01/2026	6.375%	15,440	16,720
05/01/2027	8.375%	62,580	67,664
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	9,000	9,393
Lamar Media Corp.
01/15/2024	5.375%	27,000	27,724
Match Group, Inc.
06/01/2024	6.375%	21,000	22,081
National CineMedia LLC
04/15/2022	6.000%	17,000	17,191
Netflix, Inc.
04/15/2028	4.875%	39,000	39,643
11/15/2028	5.875%	32,000	34,802
Netflix, Inc.(a)
05/15/2029	6.375%	36,000	39,870
11/15/2029	5.375%	28,000	29,224
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	39,000	40,203
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	8,000	8,388
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	10,000	10,165
TEGNA, Inc.(a)
09/15/2029	5.000%	25,000	25,316
Total			836,298
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	40,000	42,126
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	44,000	46,607
Constellium NV(a)
02/15/2026	5.875%	76,000	79,347
Freeport-McMoRan, Inc.
11/14/2024	4.550%	40,000	41,029
09/01/2029	5.250%	17,000	16,969
03/15/2043	5.450%	51,000	46,002
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	6,000	6,210
01/15/2025	7.625%	59,000	59,930
Novelis Corp.(a)
09/30/2026	5.875%	72,000	75,561
Total			413,781
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	5,000	4,178
Cheniere Energy Partners LP
10/01/2026	5.625%	32,000	33,978
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	41,000	42,025
DCP Midstream Operating LP
07/15/2025	5.375%	12,000	12,914
05/15/2029	5.125%	27,000	27,454
04/01/2044	5.600%	14,000	13,190
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	33,000	32,838
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	720,815
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	63,000	65,782
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,362,381
MPLX LP
02/15/2049	5.500%	785,000	912,202
NuStar Logistics LP
06/01/2026	6.000%	21,000	22,708
04/28/2027	5.625%	23,000	24,294
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,301,161
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	32,000	32,108
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	417,201
Sunoco LP/Finance Corp.
02/15/2026	5.500%	27,000	28,204
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	16,000	16,024
09/15/2024	5.500%	11,000	10,957
01/15/2028	5.500%	37,000	36,251
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	87,000	89,989
01/15/2028	5.000%	55,000	55,670
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	32,791

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	700,000	621,510
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,100,000	1,210,177
Total			7,126,802
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	835,000	977,110
Sempra Energy
11/15/2025	3.750%	825,000	871,517
Total			1,848,627
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	37,000	36,900
Calfrac Holdings LP(a)
06/15/2026	8.500%	10,000	4,469
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	9,000	7,061
Nabors Industries, Inc.
02/01/2025	5.750%	39,000	29,485
SESI LLC
09/15/2024	7.750%	7,000	3,954
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	391	397
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	13,000	13,641
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	36,000	35,955
Total			131,862
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	38,000	39,419
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	63,000	67,265
iStar, Inc.
04/01/2022	6.000%	21,000	21,613
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	15,000	15,368
Total			104,246
Packaging 0.0%
ARD Finance SA PIK
09/15/2023	7.125%	11,000	11,355
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	45,000	47,035
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	45,000	45,647
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	22,000	22,778
07/15/2027	5.625%	10,000	10,353
Berry Global, Inc.
07/15/2023	5.125%	36,000	36,899
BWAY Holding Co.(a)
04/15/2024	5.500%	44,000	45,296
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	19,000	17,421
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	44,579	44,695
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	38,000	39,005
07/15/2024	7.000%	37,000	38,372
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	15,000	15,723
08/15/2027	8.500%	11,000	11,915
Total			386,494
Pharmaceuticals 0.4%
AbbVie, Inc.
11/06/2042	4.400%	1,000,000	1,035,018
Allergan Funding SCS
03/15/2035	4.550%	550,000	584,775
Amgen, Inc.
03/15/2040	5.750%	390,000	499,193
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	4,000	4,056
03/15/2024	7.000%	35,000	36,796
12/15/2025	9.000%	25,000	28,064
04/01/2026	9.250%	90,000	102,209
01/31/2027	8.500%	14,000	15,720
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	950,000	1,014,549
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	9,000	9,336
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	22,000	22,192
Gilead Sciences, Inc.
02/01/2025	3.500%	525,000	554,885
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	7,000	7,323
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	47,000	48,662

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	21,000	19,251
Total			3,982,029
Property & Casualty 0.2%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	10,000	10,773
CNA Financial Corp.
03/01/2026	4.500%	675,000	738,874
HUB International Ltd.(a)
05/01/2026	7.000%	31,000	31,823
Loews Corp.
04/01/2026	3.750%	850,000	906,215
USI, Inc.(a)
05/01/2025	6.875%	3,000	3,047
Total			1,690,732
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	600,000	651,858
Union Pacific Corp.
09/15/2037	3.600%	715,000	754,487
Total			1,406,345
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	28,000	29,001
01/15/2028	3.875%	13,000	13,080
IRB Holding Corp.(a)
02/15/2026	6.750%	33,000	33,245
Yum! Brands, Inc.(a)
01/15/2030	4.750%	13,000	13,417
Total			88,743
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	700,000	703,096
Simon Property Group LP
02/01/2040	6.750%	525,000	770,429
Total			1,473,525
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	9,000	8,958
11/01/2035	6.875%	14,000	12,148
Lowe’s Companies, Inc.
04/05/2049	4.550%	425,000	490,164
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
10/01/2022	5.750%	22,000	22,263
PetSmart, Inc.(a)
03/15/2023	7.125%	24,000	22,531
06/01/2025	5.875%	25,000	24,993
Total			581,057
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	18,000	20,181
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	11,000	11,349
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	26,000	27,560
Kroger Co. (The)
01/15/2048	4.650%	825,000	876,571
Total			935,661
Technology 0.3%
Ascend Learning LLC(a)
08/01/2025	6.875%	22,000	22,925
08/01/2025	6.875%	21,000	21,867
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,175,000	1,180,403
Camelot Finance SA(a)
10/15/2024	7.875%	65,000	67,567
CDK Global, Inc.
06/01/2027	4.875%	35,000	36,504
CommScope Finance LLC(a)
03/01/2024	5.500%	11,000	11,302
03/01/2026	6.000%	26,000	26,914
CommScope Technologies LLC(a)
06/15/2025	6.000%	19,000	17,223
03/15/2027	5.000%	13,000	10,744
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	11,000	11,289
Equinix, Inc.
04/01/2023	5.375%	27,000	27,593
Gartner, Inc.(a)
04/01/2025	5.125%	49,000	51,315
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	26,000	28,143
Informatica LLC(a)
07/15/2023	7.125%	31,000	31,569
Iron Mountain, Inc.
08/15/2024	5.750%	49,000	49,525

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2029	4.875%	30,000	30,462
NCR Corp.
12/15/2021	5.875%	43,000	43,371
12/15/2023	6.375%	63,000	64,723
NCR Corp.(a)
09/01/2027	5.750%	18,000	18,652
09/01/2029	6.125%	19,000	20,046
Oracle Corp.
04/15/2038	6.500%	625,000	904,751
PTC, Inc.
05/15/2024	6.000%	22,000	23,142
Qorvo, Inc.(a)
10/15/2029	4.375%	16,000	16,109
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	73,000	75,458
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	37,000	40,861
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	8,000	7,996
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	38,000	39,155
Verscend Escrow Corp.(a)
08/15/2026	9.750%	27,000	28,778
Total			2,908,387
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	51,000	52,563
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	700,000	988,385
Hertz Corp. (The)(a)
06/01/2022	7.625%	42,000	43,720
10/15/2024	5.500%	22,000	22,003
08/01/2026	7.125%	19,000	19,817
XPO Logistics, Inc.(a)
06/15/2022	6.500%	21,000	21,404
Total			1,147,892
Wireless 0.1%
Altice France SA(a)
05/01/2026	7.375%	106,000	113,728
01/15/2028	5.500%	32,000	32,396
Altice Luxembourg SA(a)
05/15/2027	10.500%	31,000	34,969
American Tower Corp.
07/15/2027	3.550%	675,000	709,499
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	65,000	67,452
Sprint Corp.
02/15/2025	7.625%	23,000	25,294
03/01/2026	7.625%	109,000	120,515
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	49,000	52,753
02/01/2026	4.500%	47,000	48,433
02/01/2028	4.750%	33,000	34,579
Total			1,239,618
Wirelines 0.3%
AT&T, Inc.
08/15/2040	6.000%	1,550,000	1,924,970
CenturyLink, Inc.
03/15/2022	5.800%	88,000	92,659
04/01/2025	5.625%	23,000	23,867
Frontier Communications Corp.
01/15/2025	6.875%	18,000	7,924
09/15/2025	11.000%	4,000	1,830
Frontier Communications Corp.(a)
04/01/2026	8.500%	17,000	17,015
Level 3 Financing, Inc.
01/15/2021	6.125%	14,000	14,031
Telecom Italia Capital SA
09/30/2034	6.000%	10,000	10,624
Telecom Italia SpA(a)
05/30/2024	5.303%	29,000	31,254
Verizon Communications, Inc.
08/10/2033	4.500%	1,250,000	1,451,609
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	25,000	25,779
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	48,000	49,164
Total			3,650,726
Total Corporate Bonds & Notes (Cost $79,471,136)			85,700,669

Exchange-Traded Funds 0.9%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	168,620	10,297,623
Total Exchange-Traded Funds (Cost $11,306,142)		10,297,623

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	19,000	19,804
Total Foreign Government Obligations (Cost $19,634)			19,804

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	3,613,375	3,576,321
Total Inflation-Indexed Bonds (Cost $3,536,004)			3,576,321

Residential Mortgage-Backed Securities - Agency 10.4%

Federal Home Loan Mortgage Corp.
01/01/2030- 05/01/2049	3.500%	9,779,341	10,108,969
04/01/2032- 06/01/2037	6.000%	211,373	240,834
04/01/2032	7.000%	38,843	44,028
05/01/2032- 07/01/2032	6.500%	263,048	293,204
01/01/2034- 05/01/2041	5.000%	770,685	851,045
07/01/2034- 05/01/2049	3.000%	14,840,073	15,144,301
02/01/2038	5.500%	361,236	407,903
05/01/2039- 08/01/2041	4.500%	2,110,810	2,287,950
01/01/2045- 08/01/2045	4.000%	1,205,079	1,273,021
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	52,558	58,401
03/01/2026- 12/01/2032	7.000%	420,171	442,777
10/01/2026- 03/01/2049	3.500%	6,827,711	7,092,011
11/01/2026- 01/01/2029	4.000%	677,463	707,181
08/01/2028- 09/01/2032	6.500%	132,908	149,362
02/01/2038- 03/01/2038	5.500%	217,956	245,495
10/01/2046- 09/01/2049	3.000%	7,726,142	7,850,508
Federal National Mortgage Association(e)
10/17/2034- 11/13/2049	4.000%	32,200,000	33,439,792
11/13/2049	3.000%	7,975,000	8,089,641
11/13/2049	3.500%	22,625,000	23,210,510
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
09/01/2040	4.000%	866,923	926,024
10/01/2040	4.500%	377,421	408,910
Total Residential Mortgage-Backed Securities - Agency (Cost $112,736,111)			113,271,867

Residential Mortgage-Backed Securities - Non-Agency 8.8%

Angel Oak Mortgage Trust I LLC(a),(j)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,003,127	1,024,748
CMO Series 2019-2 Class A3
03/25/2049	3.833%	1,051,497	1,070,053
Angel Oak Mortgage Trust LLC(a),(j)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	107,465	107,265
Arroyo Mortgage Trust(a),(j)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,309,285	1,332,197
CMO Series 2019-1 Class A1
01/25/2049	3.805%	1,998,029	2,035,015
Bayview Opportunity Master Fund IIIb Trust(a),(j)
CMO Series 2019-LT1 Class A1
08/28/2034	3.228%	2,672,203	2,673,294
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	396,049	404,583
Bayview Opportunity Master Fund IVa Trust(a),(j)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	382,111	384,141
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	708,441	715,761
Bellemeade Re Ltd.(a),(c)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.354%	560,140	560,056
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.318%	918,699	919,259
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	3.490%	1,350,000	1,351,218
BRAVO Residential Funding Trust(a),(j)
CMO Series 2019-NQM1 Class A1
07/25/2059	2.666%	2,137,992	2,128,291
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	827,610	823,428

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	349,022
CIM Trust(a),(c)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.108%	3,098,415	3,078,266
Citigroup Mortgage Loan Trust(a),(j)
CMO Series 2019-C Class A1
03/25/2082	3.228%	1,694,434	1,690,094
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	935,444	934,427
COLT 2019-1 Mortgage Loan Trust(a),(j)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	1,076,589	1,100,509
COLT Mortgage Loan Trust(a),(j)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	334,272	335,413
CMO Series 2018-4 Class A1
12/28/2048	4.006%	1,392,146	1,408,104
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	776,151	786,181
CSMC Trust(a),(j)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,255,504	3,379,847
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,472,972	2,462,490
Deephaven Residential Mortgage Trust(a),(j)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	201,835	200,990
CMO Series 2018-3A Class A3
08/25/2058	3.963%	540,444	553,523
CMO Series 2018-4A Class A1
10/25/2058	4.080%	2,324,385	2,378,475
CMO Series 2019-1A Class A3
01/25/2059	3.948%	557,062	566,045
Eagle RE Ltd.(a),(c)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.268%	850,000	849,778
GCAT LLC(a),(j)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	722,124	724,129
CMO Series 2019-2 Class A1
06/25/2024	3.475%	1,695,120	1,695,744
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(j)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,468,000	1,467,878
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	850,000	849,921
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,993,453	1,997,018
GS Mortgage-Backed Securities Trust(a),(j)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	3,366,717	3,345,046
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	1,209,636	1,230,415
Homeward Opportunities Fund I Trust(a),(j)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	1,326,137	1,346,459
Legacy Mortgage Asset Trust(a),(j)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	1,182,020	1,186,181
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	947,537	988,785
MFA Trust(a),(j)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	621,148	617,619
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	494,853	494,383
CMO Series 2018-3 Class A1
08/25/2058	3.500%	2,153,528	2,215,483
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	367,484	381,132
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	2,173,967	2,249,809
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	679,381	707,795
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	1,091,295	1,112,121
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,352,234	1,360,935
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	1,338,973	1,352,556

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(c)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.268%	650,000	649,828
RCO Trust(a),(j)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	3,008,592	3,068,947
RCO V Mortgage LLC(a),(j)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,330,831	1,336,828
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	1,120,911	1,126,076
Residential Mortgage Loan Trust(a),(j)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	1,036,600	1,049,309
Starwood Mortgage Residential Trust(a),(j)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	677,327	696,776
CMO Series 2019-1 Class A3
06/25/2049	3.299%	645,456	645,216
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	393,737	397,759
Toorak Mortgage Corp., Ltd.(j)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,377,434
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	506,822	511,941
CMO Series 2015-6 Class A1
04/25/2055	3.500%	600,330	608,319
CMO Series 2016-1 Class A1
02/25/2055	3.500%	477,123	482,514
CMO Series 2016-2 Class A1
08/25/2055	3.000%	705,541	713,090
CMO Series 2016-3 Class A1
04/25/2056	2.250%	339,542	338,164
CMO Series 2017-1 Class A1
10/25/2056	2.750%	456,647	458,976
CMO Series 2017-4 Class A1
06/25/2057	2.750%	796,009	801,422
Towd Point Mortgage Trust(a),(j)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	532,597	539,294
CMO Series 2018-5 Class A1
07/25/2058	3.250%	1,141,223	1,167,356
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,285,038	2,352,675
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.018%	1,628,033	1,634,538
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	3.018%	1,879,834	1,887,917
Vericrest Opportunity Loan Transferee LXX LLC(a),(j)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	664,231	666,622
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	328,849	330,433
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	1,468,045	1,473,149
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	1,144,968	1,151,775
Vericrest Opportunity Loan Trust(a),(j)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	438,038	440,360
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	1,567,962	1,571,882
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	2,300,450	2,305,511
Verus Securitization Trust(a),(j)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	207,455	207,149
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,315,650	1,347,333
CMO Series 2019-1 Class A3
02/25/2059	4.040%	1,284,619	1,298,720
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,678,792	1,679,165
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	820,461	842,343
Visio Trust(a),(j)
CMO Series 2019-1 Class A3
06/25/2054	3.825%	672,574	675,776
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $95,797,532)			96,760,479

18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Nouryon Finance BV/AkzoNobel(c),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.292%	17,910	17,516
Construction Machinery 0.0%
Vertiv Group Corp.(c),(k)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	0.000%	7,000	6,650
Finance Companies 0.0%
Ellie Mae, Inc.(c),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.044%	25,000	25,011
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(c),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.792%	27,516	27,562
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.792%	4,859	4,798
Total			32,360
Metals and Mining 0.0%
Big River Steel LLC(c),(k),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	35,925	35,566
Property & Casualty 0.0%
HUB International Ltd.(c),(k)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.267%	6,913	6,827
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(c),(k)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.550%	16,914	16,827
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(c),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.044%	22,667	22,561
Dun & Bradstreet Corp. (The)(c),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.054%	29,000	29,171
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(c),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.294%	22,610	22,459
Misys Ltd./Almonde/Tahoe/Finastra USA(c),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	18,144	17,636
Project Alpha Intermediate Holding, Inc.(c),(k)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	6,039	5,948
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	19,164	19,140
Refinitiv US Holdings, Inc.(a),(c),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.794%	46,448	46,680
Tempo Acquisition LLC(c),(k)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.044%	16,870	16,920
Ultimate Software Group, Inc. (The)(c),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.794%	14,000	14,070
Total			194,585
Total Senior Loans (Cost $334,392)			335,342

U.S. Treasury Obligations 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	16,325,000	17,567,230
Total U.S. Treasury Obligations (Cost $15,391,156)			17,567,230

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(m),(n)	69,780,803	69,773,824
Total Money Market Funds (Cost $69,775,357)		69,773,824
Total Investments in Securities (Cost: $1,015,616,946)		1,163,741,098
Other Assets & Liabilities, Net		(69,341,600)
Net Assets		1,094,399,498
At September 30, 2019, securities and/or cash totaling $1,141,360 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	295	12/2019	USD	38,442,188	—	(195,751)
U.S. Treasury 2-Year Note	175	12/2019	USD	37,712,500	—	(60,489)
U.S. Treasury 5-Year Note	190	12/2019	USD	22,638,203	—	(102,840)
U.S. Ultra Treasury Bond	11	12/2019	USD	2,110,969	35,251	—
U.S. Ultra Treasury Bond	3	12/2019	USD	575,719	—	(7,621)
Total					35,251	(366,701)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $208,787,189, which represents 19.08% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $923,087, which represents 0.08% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(k)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2019.
20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	52,213,498	279,952,140	(262,384,835)	69,780,803	(1,422)	2,040	1,338,741	69,773,824
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	21